Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Related Party Transaction
As of December 31, 2013 and 2014, amount due to a related party were as follow:

	December 31,
	2013	2014
Jingxinyuan	$—	$178	(1)

(1)	The amount represents the rental expense payable to Jingxinyuan. The amount due to a related party is unsecured and non-interest bearing.